Restructuring initiatives	12 Months Ended
Mar. 31, 2015
Restructuring initiatives
Restructuring initiatives

14. Restructuring initiatives:

During the second quarter of the year ended March 31, 2013, Nomura undertook a restructuring initiative focusing on its Wholesale Division to revise business models and increase business efficiencies. This restructuring initiative was completed during the year ended March 31, 2015.

As a result of this restructuring initiative, Nomura recognized ¥2,650 million of restructuring costs in the consolidated statements of income during the year ended March 31, 2014, and ¥nil during the year ended March 31, 2015. A cumulative total of ¥18,238 million of restructuring costs was recognized as of March 31, 2015. These restructuring costs were primarily reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Outstanding liabilities relating to these restructuring costs, including currency translation adjustments, were ¥3,760 million and ¥2,326 million as of March 31, 2014 and 2015 respectively. During the year ended March 31, 2015, ¥1,704 million of these liabilities were settled.